NATIONWIDE

VARIABLE

ACCOUNT-13

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Global Allocation V.I. Fund - Class III (MLVGA3)
6,152 shares (cost $86,718)	$88,223
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,974 shares (cost $164,997)	158,462
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
6,482 shares (cost $185,739)	184,208
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,256 shares (cost $126,009)	131,148
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
4,518 shares (cost $179,301)	167,291
Value Series - Service Class (MVFSC)
26,110 shares (cost $319,379)	371,285
U.S. Real Estate Portfolio - Class I (MSVRE)
6,507 shares (cost $96,747)	101,450
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
8,125 shares (cost $85,792)	86,446
VPS Growth and Income Portfolio - Class A (ALVGIA)
1,420 shares (cost $29,075)	29,643
VPS Real Estate Investment Portfolio - Class A (ALVREA)
17,702 shares (cost $207,585)	216,850
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
61 shares (cost $923)	1,073
American Century VP Inflation Protection Fund - Class II (ACVIP2)
23,885 shares (cost $280,183)	287,332
VP International Fund - Class III (ACVI3)
9,691 shares (cost $74,313)	86,544
VP Mid Cap Value Fund - Class I (ACVMV1)
28,063 shares (cost $366,226)	409,158
VP Value Fund - Class I (ACVV)
9,247 shares (cost $54,568)	60,292
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
20,934 shares (cost $250,465)	283,869
Appreciation Portfolio - Initial Shares (DCAP)
13,969 shares (cost $542,209)	565,343
Quality Bond Fund II - Primary Shares (FQB)
1,190 shares (cost $13,696)	14,047
VIP Contrafund Portfolio - Service Class (FCS)
1,053 shares (cost $25,016)	27,760
VIP Equity-Income Portfolio - Service Class (FEIS)
4,182 shares (cost $82,190)	83,102
VIP Growth Portfolio - Service Class (FGS)
2,282 shares (cost $88,199)	95,741
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
59,116 shares (cost $772,347)	764,959
VIP Mid Cap Portfolio - Service Class (FMCS)
5,096 shares (cost $159,684)	154,868
Variable Insurance Products - VIP Money Market Portfolio - Service Class 2 (FMMP2)
653,081 shares (cost $653,081)	653,081
VIP Overseas Portfolio - Service Class R (FOSR)
10,519 shares (cost $161,045)	168,297
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,944 shares (cost $90,911)	108,355
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
9,222 shares (cost $93,406)	96,181

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Templeton Foreign Securities Fund - Class 2 (TIF2)
1,845 shares (cost $27,392)	26,509
Templeton Foreign Securities Fund - Class 3 (TIF3)
15,748 shares (cost $224,954)	225,510
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
19,608 shares (cost $373,674)	381,972
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
9,257 shares (cost $103,587)	101,366
International Portfolio - S Class Shares (AMINS)
11,843 shares (cost $112,413)	117,604
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
12,135 shares (cost $354,100)	375,813
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
1,661 shares (cost $17,335)	21,925
Global Securities Fund/VA - Class 3 (OVGS3)
4,118 shares (cost $123,363)	134,937
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
4,618 shares (cost $85,104)	93,005
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,940 shares (cost $35,346)	34,725
High Yield Portfolio - Administrative Class (PMVHYA)
178,157 shares (cost $1,397,403)	1,435,946
Low Duration Portfolio - Administrative Class (PMVLDA)
40,552 shares (cost $424,903)	437,148
Total Return Portfolio - Administrative Class (PMVTRA)
112,434 shares (cost $1,279,328)	1,298,614
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
882 shares (cost $13,248)	13,486
Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)
15,391 shares (cost $290,030)	308,902
V.I. Small Cap Equity Fund - Series I (AVSCE)
1,001 shares (cost $17,151)	18,707
Blue Chip Growth Portfolio - II (TRBCG2)
31,804 shares (cost $378,775)	418,854
Equity Income Portfolio - II (TREI2)
2,527 shares (cost $52,056)	56,149
Variable Insurance Portfolios - Asset Strategy (WRASP)
13,573 shares (cost $138,794)	145,584
Variable Insurance Portfolios - High Income (WRHIP)
4,708 shares (cost $17,494)	17,869
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
1,049 shares (cost $8,178)	8,267

Total Investments	$11,067,900

Other Accounts Payable	(414)
Accounts Payable-VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	(6)

$11,067,480

Contract Owners’ Equity:
Accumulation units	11,067,480

Total Contract Owners’ Equity (note 5)	$11,067,480

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	MLVGA3	DSIF	JABS	JACAS	JAIGS	MVFSC	MSVRE
Reinvested dividends	$358,464	1,289	2,451	4,392	585	1,075	7,555	1,080
Mortality and expense risk charges (note 2)	(78,250)	(389)	(380)	(622)	(254)	(687)	(2,515)	(1,326)

Net investment income (loss)	280,214	900	2,071	3,770	331	388	5,040	(246)

Realized gain (loss) on investments	973,570	3,795	(253)	2,370	402	(100,035)	55,910	27,732
Change in unrealized gain (loss) on investments	406,721	4,460	8,273	2,655	9,714	(12,010)	13,786	(99)

Net gain (loss) on investments	1,380,291	8,255	8,020	5,025	10,116	(112,045)	69,696	27,633

Reinvested capital gains	246,746	293	4,937	11,427	-	19,538	4,016	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,907,251	9,448	15,028	20,222	10,447	(92,119)	78,752	27,387

Investment Activity:	NVCMD2	ALVGIA	ALVREA	ALVSVA	ACVIP2	ACVI3	ACVMV1	ACVV
Reinvested dividends	$1,177	1,500	1,008	5	12,590	705	27,127	12,060
Mortality and expense risk charges (note 2)	(223)	(356)	(387)	(1)	(2,339)	(326)	(5,164)	(2,995)

Net investment income (loss)	954	1,144	621	4	10,251	379	21,963	9,065

Realized gain (loss) on investments	(2)	9,720	269	-	24,158	2,431	(8,392)	192,097
Change in unrealized gain (loss) on investments	654	568	8,312	133	(7,847)	13,339	84,663	(60,377)

Net gain (loss) on investments	652	10,288	8,581	133	16,311	15,770	76,271	131,720

Reinvested capital gains	1,306	-	10,829	32	10,510	-	107,208	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,912	11,432	20,031	169	37,072	16,149	205,442	140,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ACVVS1	DVSCS	DCAP	FQB	FCS	FEIS	FGS	FIGBS
Reinvested dividends	$-	1,068	18,955	543	342	2,449	479	17,108
Mortality and expense risk charges (note 2)	(3)	(932)	(1,975)	(46)	(4,219)	(267)	(325)	(3,403)

Net investment income (loss)	(3)	136	16,980	497	(3,877)	2,182	154	13,705

Realized gain (loss) on investments	(1,093)	5,884	9,741	-	525,373	5,033	8,190	16,861
Change in unrealized gain (loss) on investments	1,684	19,350	14,696	705	(294,371)	(1,041)	3,701	(5,470)

Net gain (loss) on investments	591	25,234	24,437	705	231,002	3,992	11,891	11,391

Reinvested capital gains	-	8,290	-	-	-	5,190	-	20,888

Net increase (decrease) in contract owners’ equity resulting from operations	$588	33,660	41,417	1,202	227,125	11,364	12,045	45,984

Investment Activity:	FMCS	FMMP2	FOSR	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3
Reinvested dividends	$794	452	3,147	767	21,509	716	3,908	18,495
Mortality and expense risk charges (note 2)	(555)	(16,034)	(595)	(352)	(3,208)	(83)	(577)	(1,135)

Net investment income (loss)	239	(15,582)	2,552	415	18,301	633	3,331	17,360

Realized gain (loss) on investments	(7,654)	-	4,679	3,706	(100,302)	(17)	(3,284)	(2,045)
Change in unrealized gain (loss) on investments	12,504	-	21,733	11,600	(745)	3,395	26,680	26,129

Net gain (loss) on investments	4,850	-	26,412	15,306	(101,047)	3,378	23,396	24,084

Reinvested capital gains	12,199	-	571	-	-	-	-	468

Net increase (decrease) in contract owners’ equity resulting from operations	$17,288	(15,582)	29,535	15,721	(82,746)	4,011	26,727	41,912

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AMTB	AMINS	AMCG	AMFAS	OVGS3	OVSC	PMVFAD	PMVHYA
Reinvested dividends	$5,487	964	-	-	1,264	65	1,734	124,473
Mortality and expense risk charges (note 2)	(661)	(440)	(1,429)	(110)	(425)	(107)	(129)	(7,764)

Net investment income (loss)	4,826	524	(1,429)	(110)	839	(42)	1,605	116,709

Realized gain (loss) on investments	(3,362)	4,807	26,978	1,737	7,940	104	6	170,731
Change in unrealized gain (loss) on investments	7,010	13,490	13,561	608	11,022	4,530	(841)	20,139

Net gain (loss) on investments	3,648	18,297	40,539	2,345	18,962	4,634	(835)	190,870

Reinvested capital gains	-	-	-	-	-	-	784	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,474	18,821	39,110	2,235	19,801	4,592	1,554	307,579

Investment Activity:	PMVLDA	PMVTRA	PVTSCB	ACGI	AVSCE	TRBCG2	TREI2	WRASP
Reinvested dividends	$15,063	37,394	55	2,985	-	-	964	1,585
Mortality and expense risk charges (note 2)	(2,907)	(5,302)	(38)	(3,430)	(52)	(1,623)	(167)	(470)

Net investment income (loss)	12,156	32,092	17	(445)	(52)	(1,623)	797	1,115

Realized gain (loss) on investments	772	29,492	(18)	184,733	(1)	19,712	(88)	(583)
Change in unrealized gain (loss) on investments	37,607	31,736	1,259	(42,180)	2,375	45,728	6,024	20,256

Net gain (loss) on investments	38,379	61,228	1,241	142,553	2,374	65,440	5,936	19,673

Reinvested capital gains	-	26,891	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$50,535	120,211	1,258	142,108	2,322	63,817	6,733	20,788

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		WRHIP	WFVSCG	JAIGS2	AVCDI	OVHI3
Reinvested dividends	$	-	-	-	-	1,100
Mortality and expense risk charges (note 2)		(31)	(100)	(1,343)	(3)	(46)

Net investment income (loss)		(31)	(100)	(1,343)	(3)	1,054

Realized gain (loss) on investments		953	4,383	(149,984)	(308)	292
Change in unrealized gain (loss) on investments		375	(2,491)	328,977	822	(60)

Net gain (loss) on investments		1,328	1,892	178,993	514	232

Reinvested capital gains		-	1,369	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	1,297	3,161	177,650	511	1,286

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		MLVGA3		DSIF		JABS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$280,214	380,089	900	1,672	2,071	1,415	3,770	3,052
Realized gain (loss) on investments	973,570	995,207	3,795	1,249	(253)	(833)	2,370	340
Change in unrealized gain (loss) on investments	406,721	(2,187,977)	4,460	(9,179)	8,273	142	2,655	(10,243)
Reinvested capital gains	246,746	209,806	293	2,211	4,937	622	11,427	7,203

Net increase (decrease) in contract owners’ equity resulting from operations	1,907,251	(602,875)	9,448	(4,047)	15,028	1,346	20,222	352

Equity transactions:
Purchase payments received from contract owners (note 3)	1,949,294	2,151,164	5,594	5,156	51,088	-	16,587	17,462
Transfers between funds (note 3)	-	-	51,573	(14,315)	-	(1,513)	9,408	17,514
Redemptions (note 3)	(16,580,512)	(3,312,702)	(62,619)	(1,065)	(1,088)	(1,119)	(17,048)	(983)
Adjustments to maintain reserves	675	(216)	(9)	5	(13)	(2)	(2)	(9)

Net equity transactions	(14,630,543)	(1,161,754)	(5,461)	(10,219)	49,987	(2,634)	8,945	33,984

Net change in contract owners’ equity	(12,723,292)	(1,764,629)	3,987	(14,266)	65,015	(1,288)	29,167	34,336
Contract owners’ equity beginning of period	23,790,772	25,555,401	84,230	98,496	93,439	94,727	155,035	120,699

Contract owners’ equity end of period	$11,067,480	23,790,772	88,217	84,230	158,454	93,439	184,202	155,035

CHANGES IN UNITS:
Beginning units	1,551,790	1,589,748	6,601	7,412	5,753	5,921	8,637	6,793
Units purchased	1,808,879	1,897,790	4,919	380	2,765	-	1,476	1,903
Units redeemed	(2,739,696)	(1,935,748)	(5,211)	(1,191)	(59)	(168)	(1,029)	(59)

Ending units	620,973	1,551,790	6,309	6,601	8,459	5,753	9,084	8,637

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JACAS		JAIGS		LOVMCV		MIGSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$331	(95)	388	-	-	(31)	-	(25)
Realized gain (loss) on investments	402	8,077	(100,035)	-	-	(3,926)	-	1,690
Change in unrealized gain (loss) on investments	9,714	(10,189)	(12,010)	-	-	-	-	-
Reinvested capital gains	-	-	19,538	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,447	(2,207)	(92,119)	-	-	(3,957)	-	1,665

Equity transactions:
Purchase payments received from contract owners (note 3)	80,295	-	(3)	-	-	-	-	-
Transfers between funds (note 3)	-	44,601	264,837	-	-	8,629	-	(1,601)
Redemptions (note 3)	(3,790)	(68,252)	(5,425)	-	-	(4,671)	-	(63)
Adjustments to maintain reserves	8	(20)	(5)	-	-	(1)	-	(1)

Net equity transactions	76,513	(23,671)	259,404	-	-	3,957	-	(1,665)

Net change in contract owners’ equity	86,960	(25,878)	167,285	-	-	-	-	-
Contract owners’ equity beginning of period	44,193	70,071	-	-	-	-	-	-

Contract owners’ equity end of period	$131,153	44,193	167,285	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	2,479	3,641	-	-	-	-	-	-
Units purchased	3,646	3,166	28,305	-	-	1,499	-	1,426
Units redeemed	(176)	(4,328)	(22,980)	-	-	(1,499)	-	(1,426)

Ending units	5,949	2,479	5,325	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MVFSC		MSVRE		NVCMD2		ALVGIA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$5,040	4,454	(246)	350	954	-	1,144	-
Realized gain (loss) on investments	55,910	77,471	27,732	29,679	(2)	-	9,720	-
Change in unrealized gain (loss) on investments	13,786	(78,044)	(99)	(22,868)	654	-	568	-
Reinvested capital gains	4,016	2,278	-	-	1,306	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	78,752	6,159	27,387	7,161	2,912	-	11,432	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	9,323	3,094	83,534	-	-	-
Transfers between funds (note 3)	(187,924)	183,233	26,129	54,900	-	-	151,729	-
Redemptions (note 3)	(125,327)	(207,091)	(48,742)	(62,144)	-	-	(133,517)	-
Adjustments to maintain reserves	2	(21)	33	(16)	3	-	6	-

Net equity transactions	(313,249)	(23,879)	(13,257)	(4,166)	83,537	-	18,218	-

Net change in contract owners’ equity	(234,497)	(17,720)	14,130	2,995	86,449	-	29,650	-
Contract owners’ equity beginning of period	605,782	623,502	87,357	84,362	-	-	-	-

Contract owners’ equity end of period	$371,285	605,782	101,487	87,357	86,449	-	29,650	-

CHANGES IN UNITS:
Beginning units	34,479	35,080	3,173	3,233	-	-	-	-
Units purchased	11	13,190	26,429	2,114	8,421	-	8,750	-
Units redeemed	(16,295)	(13,791)	(26,415)	(2,174)	-	-	(7,162)	-

Ending units	18,195	34,479	3,187	3,173	8,421	-	1,588	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ALVREA		ALVSVA		ACVIP2		ACVI3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$621	9,138	4	3	10,251	11,714	379	1,467
Realized gain (loss) on investments	269	(96,135)	-	-	24,158	3,919	2,431	13,173
Change in unrealized gain (loss) on investments	8,312	(12,277)	133	(88)	(7,847)	13,280	13,339	(24,950)
Reinvested capital gains	10,829	84,794	32	-	10,510	3,360	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,031	(14,480)	169	(85)	37,072	32,273	16,149	(10,310)

Equity transactions:
Purchase payments received from contract owners (note 3)	46,082	(295)	-	-	9,868	-	-	-
Transfers between funds (note 3)	90,404	(660,849)	-	-	(44,230)	185,100	(4,268)	20,886
Redemptions (note 3)	(6,051)	(32,257)	-	-	(166,192)	(67,938)	(8,927)	(49,652)
Adjustments to maintain reserves	(45)	17	(4)	(1)	(32)	8	(10)	(22)

Net equity transactions	130,390	(693,384)	(4)	(1)	(200,586)	117,170	(13,205)	(28,788)

Net change in contract owners’ equity	150,421	(707,864)	165	(86)	(163,514)	149,443	2,944	(39,098)
Contract owners’ equity beginning of period	66,406	774,270	902	988	450,842	301,399	83,597	122,695

Contract owners’ equity end of period	$216,827	66,406	1,067	902	287,328	450,842	86,541	83,597

CHANGES IN UNITS:
Beginning units	2,359	29,898	39	39	29,228	21,613	11,133	14,312
Units purchased	4,266	2,365	-	-	11,589	14,034	3	2,827
Units redeemed	(240)	(29,904)	-	-	(23,471)	(6,419)	(1,591)	(6,006)

Ending units	6,385	2,359	39	39	17,346	29,228	9,545	11,133

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVMV1		ACVV		ACVVS1		DVSCS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$21,963	15,544	9,065	4,038	(3)	(16)	136	164
Realized gain (loss) on investments	(8,392)	82,536	192,097	(390)	(1,093)	(4)	5,884	7,058
Change in unrealized gain (loss) on investments	84,663	(117,237)	(60,377)	62,549	1,684	(377)	19,350	(7,353)
Reinvested capital gains	107,208	40,886	-	-	-	-	8,290	276

Net increase (decrease) in contract owners’ equity resulting from operations	205,442	21,729	140,785	66,197	588	(397)	33,660	145

Equity transactions:
Purchase payments received from contract owners (note 3)	11,963	18,120	-	21,083	-	-	19,995	12,777
Transfers between funds (note 3)	(1,631,199)	710,010	(1,219,817)	1,012,503	(5,030)	-	35,642	102,477
Redemptions (note 3)	(40,789)	(195,704)	(10,215)	(174)	-	-	(13,140)	(27,468)
Adjustments to maintain reserves	2	(14)	1	(7)	(5)	(1)	(24)	11

Net equity transactions	(1,660,023)	532,412	(1,230,031)	1,033,405	(5,035)	(1)	42,473	87,797

Net change in contract owners’ equity	(1,454,581)	554,141	(1,089,246)	1,099,602	(4,447)	(398)	76,133	87,942
Contract owners’ equity beginning of period	1,863,746	1,309,605	1,149,537	49,935	4,447	4,845	207,732	119,790

Contract owners’ equity end of period	$409,165	1,863,746	60,291	1,149,537	-	4,447	283,865	207,732

CHANGES IN UNITS:
Beginning units	123,233	85,752	65,612	2,869	363	363	9,433	5,459
Units purchased	1,696	54,195	-	62,936	-	-	2,826	5,162
Units redeemed	(101,541)	(16,714)	(62,598)	(193)	(363)	-	(1,080)	(1,188)

Ending units	23,388	123,233	3,014	65,612	-	363	11,179	9,433

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DCAP		FQB		FCS		FEIS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$16,980	14,907	497	611	(3,877)	9,423	2,182	1,693
Realized gain (loss) on investments	9,741	79,336	-	(2)	525,373	43,774	5,033	(62)
Change in unrealized gain (loss) on investments	14,696	(37,380)	705	(373)	(294,371)	(104,219)	(1,041)	(2,725)
Reinvested capital gains	-	-	-	-	-	-	5,190	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,417	56,863	1,202	236	227,125	(51,022)	11,364	(1,094)

Equity transactions:
Purchase payments received from contract owners (note 3)	149,727	41,675	-	2,100	-	-	11,921	27,581
Transfers between funds (note 3)	(1,866)	196,731	-	-	(1,731,873)	390,940	10,376	7,021
Redemptions (note 3)	(45,617)	(97,316)	-	-	(823)	(74,091)	(27,790)	-
Adjustments to maintain reserves	(13)	(30)	(3)	(6)	(18)	(1)	(11)	(1)

Net equity transactions	102,231	141,060	(3)	2,094	(1,732,714)	316,848	(5,504)	34,601

Net change in contract owners’ equity	143,648	197,923	1,199	2,330	(1,505,589)	265,826	5,860	33,507
Contract owners’ equity beginning of period	421,672	223,749	12,847	10,517	1,533,346	1,267,520	77,240	43,733

Contract owners’ equity end of period	$565,320	421,672	14,046	12,847	27,757	1,533,346	83,100	77,240

CHANGES IN UNITS:
Beginning units	24,438	14,106	869	725	78,320	62,831	4,817	2,743
Units purchased	13,148	72,794	-	144	594	20,204	1,746	2,074
Units redeemed	(7,810)	(62,462)	-	-	(77,686)	(4,715)	(2,124)	-

Ending units	29,776	24,438	869	869	1,228	78,320	4,439	4,817

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGS		FIGBS		FMCS		FMMP2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$154	(8)	13,705	22,958	239	(244)	(15,582)	(12,750)
Realized gain (loss) on investments	8,190	306	16,861	1,221	(7,654)	4,732	-	-
Change in unrealized gain (loss) on investments	3,701	(2,882)	(5,470)	(4,643)	12,504	(24,561)	-	-
Reinvested capital gains	-	184	20,888	15,308	12,199	308	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,045	(2,400)	45,984	34,844	17,288	(19,765)	(15,582)	(12,750)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	27,581	22,186	267,400	34,059	38,617	556,635	1,267,619
Transfers between funds (note 3)	36,894	18,687	(104,039)	94,523	(27,969)	(189,149)	10,399,536	1,765,020
Redemptions (note 3)	(29,516)	(973)	(2,042)	(16,837)	(30,796)	(10,003)	(14,668,630)	(1,126,088)
Adjustments to maintain reserves	(8)	(2)	(8)	(7)	13	(12)	(24)	(10)

Net equity transactions	7,370	45,293	(83,903)	345,079	(24,693)	(160,547)	(3,712,483)	1,906,541

Net change in contract owners’ equity	19,415	42,893	(37,919)	379,923	(7,405)	(180,312)	(3,728,065)	1,893,791
Contract owners’ equity beginning of period	76,326	33,433	802,872	422,949	162,281	342,593	4,381,141	2,487,350

Contract owners’ equity end of period	$95,741	76,326	764,953	802,872	154,876	162,281	653,076	4,381,141

CHANGES IN UNITS:
Beginning units	4,882	2,134	51,906	29,138	10,855	20,324	381,088	215,676
Units purchased	2,188	2,808	9,664	26,203	3,745	5,995	1,338,504	1,118,138
Units redeemed	(1,705)	(60)	(14,768)	(3,435)	(5,569)	(15,464)	(1,662,560)	(952,726)

Ending units	5,365	4,882	46,802	51,906	9,031	10,855	57,032	381,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FOSR		FTVSV2		FTVDM3		TIF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,552	1,502	415	315	18,301	10,019	633	342
Realized gain (loss) on investments	4,679	27,756	3,706	50	(100,302)	229,455	(17)	(9)
Change in unrealized gain (loss) on investments	21,733	(61,723)	11,600	(4,834)	(745)	(459,179)	3,395	(3,098)
Reinvested capital gains	571	431	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,535	(32,034)	15,721	(4,469)	(82,746)	(219,705)	4,011	(2,765)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,320	-	21,082	6,187	4,180	9,476	-	-
Transfers between funds (note 3)	(12,826)	40,939	(4,070)	20,955	98,725	(1,309,366)	-	-
Redemptions (note 3)	(17,045)	(98,138)	(12,241)	(1,971)	(10,905)	(146,413)	-	-
Adjustments to maintain reserves	(4)	(8)	(15)	(12)	(6)	(3)	(2)	(1)

Net equity transactions	(12,555)	(57,207)	4,756	25,159	91,994	(1,446,306)	(2)	(1)

Net change in contract owners’ equity	16,980	(89,241)	20,477	20,690	9,248	(1,666,011)	4,009	(2,766)
Contract owners’ equity beginning of period	151,322	240,563	87,858	67,168	86,949	1,752,960	22,504	25,270

Contract owners’ equity end of period	$168,302	151,322	108,335	87,858	96,197	86,949	26,513	22,504

CHANGES IN UNITS:
Beginning units	13,552	17,745	3,993	2,933	5,229	88,191	1,201	1,201
Units purchased	1,348	3,968	1,206	1,369	81,743	12,572	-	-
Units redeemed	(2,375)	(8,161)	(1,031)	(309)	(81,840)	(95,534)	-	-

Ending units	12,525	13,552	4,168	3,993	5,132	5,229	1,201	1,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TIF3		FTVGI3		AMTB		AMINS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,331	1,360	17,360	11,537	4,826	8,564	524	7,172
Realized gain (loss) on investments	(3,284)	37,408	(2,045)	59,731	(3,362)	(442)	4,807	12,274
Change in unrealized gain (loss) on investments	26,680	(54,536)	26,129	(40,587)	7,010	(8,004)	13,490	(34,619)
Reinvested capital gains	-	-	468	1,575	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,727	(15,768)	41,912	32,256	8,474	118	18,821	(15,173)

Equity transactions:
Purchase payments received from contract owners (note 3)	87,558	9,762	98,746	41,629	-	50,147	194	-
Transfers between funds (note 3)	(7,267)	29,930	114,063	(1,107,808)	12,573	9,348	961	(4,169)
Redemptions (note 3)	(10,946)	(46,075)	(106,646)	(20,692)	(140,866)	(34,881)	(10,533)	(31,401)
Adjustments to maintain reserves	(16)	(6)	(15)	(6)	(9)	(3)	(14)	9

Net equity transactions	69,329	(6,389)	106,148	(1,086,877)	(128,302)	24,611	(9,392)	(35,561)

Net change in contract owners’ equity	96,056	(22,157)	148,060	(1,054,621)	(119,828)	24,729	9,429	(50,734)
Contract owners’ equity beginning of period	129,440	151,597	233,901	1,288,522	221,187	196,458	108,180	158,914

Contract owners’ equity end of period	$225,496	129,440	381,961	233,901	101,359	221,187	117,609	108,180

CHANGES IN UNITS:
Beginning units	10,594	11,042	13,526	73,636	19,128	16,979	9,628	12,350
Units purchased	6,832	52,428	12,455	2,464	1,063	12,861	559	5
Units redeemed	(1,778)	(52,876)	(6,689)	(62,574)	(11,782)	(10,712)	(1,327)	(2,727)

Ending units	15,648	10,594	19,292	13,526	8,409	19,128	8,860	9,628

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AMCG		AMFAS		OVGS3		OVSC
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1,429)	(897)	(110)	(134)	839	(87)	(42)	45
Realized gain (loss) on investments		26,978	31,041	1,737	1,116	7,940	410	104	1,853
Change in unrealized gain (loss) on investments		13,561	(33,318)	608	(1,592)	11,022	552	4,530	(2,632)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		39,110	(3,174)	2,235	(610)	19,801	875	4,592	(734)

Equity transactions:
Purchase payments received from contract owners (note 3)		15,323	19,534	-	-	87,558	-	78,236	-
Transfers between funds (note 3)		64,113	214,622	-	(4,476)	35,841	46,719	-	(4,297)
Redemptions (note 3)		(67,884)	(106,105)	(7,856)	(2,023)	(47,412)	(8,445)	(96)	(188)
Adjustments to maintain reserves		(26)	(9)	(19)	(16)	(19)	4	-	4

Net equity transactions		11,526	128,042	(7,875)	(6,515)	75,968	38,278	78,140	(4,481)

Net change in contract owners’ equity		50,636	124,868	(5,640)	(7,125)	95,769	39,153	82,732	(5,215)
Contract owners’ equity beginning of period		325,158	200,290	27,552	34,677	39,153	-	10,279	15,494

Contract owners’ equity end of period	$	375,794	325,158	21,912	27,552	134,922	39,153	93,011	10,279

CHANGES IN UNITS:
Beginning units		14,914	9,213	2,068	2,568	3,028	-	480	705
Units purchased		5,073	10,469	-	-	8,942	4,474	3,218	-
Units redeemed		(4,588)	(4,768)	(553)	(500)	(3,432)	(1,446)	(4)	(225)

Ending units		15,399	14,914	1,515	2,068	8,538	3,028	3,694	480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVFAD		PMVHYA		PMVLDA		PMVTRA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,605	985	116,709	145,442	12,156	30,722	32,092	59,721
Realized gain (loss) on investments	6	3,369	170,731	(67,612)	772	(2,196)	29,492	77,558
Change in unrealized gain (loss) on investments	(841)	990	20,139	6,687	37,607	(11,576)	31,736	(89,475)
Reinvested capital gains	784	85	-	-	-	-	26,891	35,627

Net increase (decrease) in contract owners’ equity resulting from operations	1,554	5,429	307,579	84,517	50,535	16,950	120,211	83,431

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	158,831	54,115	25,062	13,523	85,207	109,729
Transfers between funds (note 3)	7,133	(37,850)	(1,489,777)	(86,342)	(1,558,174)	(1,473,980)	(1,055,632)	(266,880)
Redemptions (note 3)	(824)	(11,064)	(66,218)	(76,655)	(92,350)	(159,832)	(337,732)	(176,525)
Adjustments to maintain reserves	1	(8)	581	(196)	171	154	284	8

Net equity transactions	6,310	(48,922)	(1,396,583)	(109,078)	(1,625,291)	(1,620,135)	(1,307,873)	(333,668)

Net change in contract owners’ equity	7,864	(43,493)	(1,089,004)	(24,561)	(1,574,756)	(1,603,185)	(1,187,662)	(250,237)
Contract owners’ equity beginning of period	26,860	70,353	2,524,736	2,549,297	2,011,898	3,615,083	2,486,201	2,736,438

Contract owners’ equity end of period	$34,724	26,860	1,435,732	2,524,736	437,142	2,011,898	1,298,539	2,486,201

CHANGES IN UNITS:
Beginning units	2,085	5,900	120,500	125,293	145,765	263,759	146,522	166,630
Units purchased	564	-	145,695	202,891	3,900	14,821	31,856	16,171
Units redeemed	(75)	(3,815)	(206,043)	(207,684)	(119,594)	(132,815)	(108,186)	(36,279)

Ending units	2,574	2,085	60,152	120,500	30,071	145,765	70,192	146,522

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PVTSCB		ACGI		AVSCE		TRBCG2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	17	7	(445)	797	(52)	(26)	(1,623)	(979)
Realized gain (loss) on investments		(18)	(7)	184,733	17,121	(1)	(48)	19,712	52,413
Change in unrealized gain (loss) on investments		1,259	(197)	(42,180)	32,409	2,375	(820)	45,728	(47,608)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		1,258	(197)	142,108	50,327	2,322	(894)	63,817	3,826

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	117,547	-	-	-	21,283	31,838
Transfers between funds (note 3)		8,510	-	(1,187,864)	1,066,345	7,342	11,670	99,023	242,588
Redemptions (note 3)		-	-	(15,684)	(93,947)	(785)	(947)	(119,016)	(97,607)
Adjustments to maintain reserves		-	(1)	(30)	(1)	(6)	3	(7)	6

Net equity transactions		8,510	(1)	(1,086,031)	972,397	6,551	10,726	1,283	176,825

Net change in contract owners’ equity		9,768	(198)	(943,923)	1,022,724	8,873	9,832	65,100	180,651
Contract owners’ equity beginning of period		3,716	3,914	1,252,806	230,082	9,832	-	353,757	173,106

Contract owners’ equity end of period	$	13,484	3,716	308,883	1,252,806	18,705	9,832	418,857	353,757

CHANGES IN UNITS:
Beginning units		202	202	70,397	12,660	942	-	27,262	13,493
Units purchased		424	-	5,986	62,981	707	1,030	11,251	30,155
Units redeemed		-	-	(61,170)	(5,244)	(70)	(88)	(11,026)	(16,386)

Ending units		626	202	15,213	70,397	1,579	942	27,487	27,262

									(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		TREI2		WRASP		WRHIP		WFVSCG
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	797	339	1,115	11,288	(31)	-	(100)	(127)
Realized gain (loss) on investments		(88)	(29)	(583)	(159,244)	953	-	4,383	49
Change in unrealized gain (loss) on investments		6,024	(62)	20,256	(17,874)	375	-	(2,491)	(2,332)
Reinvested capital gains		-	-	-	-	-	-	1,369	-

Net increase (decrease) in contract owners’ equity resulting from operations		6,733	248	20,788	(165,830)	1,297	-	3,161	(2,410)

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	12,559	18,211	-	-	-	23,738
Transfers between funds (note 3)		16,868	23,494	6,495	(1,219,627)	60,675	-	(23,154)	4,771
Redemptions (note 3)		(257)	-	(4,682)	(74,600)	(44,102)	-	(17,411)	-
Adjustments to maintain reserves		-	9	1	2	(2)	-	(7)	7

Net equity transactions		16,611	23,503	14,373	(1,276,014)	16,571	-	(40,572)	28,516

Net change in contract owners’ equity		23,344	23,751	35,161	(1,441,844)	17,868	-	(37,411)	26,106
Contract owners’ equity beginning of period		32,811	9,060	110,422	1,552,266	-	-	45,673	19,567

Contract owners’ equity end of period	$	56,155	32,811	145,583	110,422	17,868	-	8,262	45,673

CHANGES IN UNITS:
Beginning units		2,849	776	9,237	120,072	-	-	3,916	1,595
Units purchased		1,355	2,072	2,102	10,341	5,700	-	662	2,330
Units redeemed		(19)	1	(1,083)	(121,176)	(4,057)	-	(3,919)	(9)

Ending units		4,185	2,849	10,256	9,237	1,643	-	659	3,916

									(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		JAIGS2		AVCDI		OVHI3		FTVUG2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1,343)	372	(3)	(31)	1,054	(16)	-	2,526
Realized gain (loss) on investments		(149,984)	411,117	(308)	2,693	292	(2)	-	541
Change in unrealized gain (loss) on investments		328,977	(959,159)	822	(2,442)	(60)	60	-	609
Reinvested capital gains		-	14,658	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		177,650	(533,012)	511	220	1,286	42	-	3,676

Equity transactions:
Purchase payments received from contract owners (note 3)		9,754	11,205	-	-	-	-	-	2,100
Transfers between funds (note 3)		(1,294,849)	(65,125)	(5,243)	(602)	(11,779)	10,585	-	(104,190)
Redemptions (note 3)		(833)	(57,512)	-	-	(104)	(30)	-	(834)
Adjustments to maintain reserves		(7)	(4)	7	(1)	-	-	-	(5)

Net equity transactions		(1,285,935)	(111,436)	(5,236)	(603)	(11,883)	10,555	-	(102,929)

Net change in contract owners’ equity		(1,108,285)	(644,448)	(4,725)	(383)	(10,597)	10,597	-	(99,253)
Contract owners’ equity beginning of period		1,108,285	1,752,733	4,725	5,108	10,597	-	-	99,253

Contract owners’ equity end of period	$	-	1,108,285	-	4,725	-	10,597	-	-

CHANGES IN UNITS:
Beginning units		61,077	65,170	260	260	3,738	-	-	7,313
Units purchased		1,547	6,343	-	2,338	-	3,749	-	154
Units redeemed		(62,624)	(10,436)	(260)	(2,338)	(3,738)	(11)	-	(7,467)

Ending units		-	61,077	-	260	-	3,738	-	-

									(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGR		SBVSG
	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	(75)	-	(28)
Realized gain (loss) on investments	-	5,632	-	-
Change in unrealized gain (loss) on investments	-	-	-	-
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	5,557	-	(28)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-
Transfers between funds (note 3)	-	17,370	-	28
Redemptions (note 3)	-	(22,928)	-	-
Adjustments to maintain reserves	-	1	-	-

Net equity transactions	-	(5,557)	-	28

Net change in contract owners’ equity	-	-	-	-
Contract owners’ equity beginning of period	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-
Units purchased	-	19,698	-	8,549
Units redeemed	-	(19,698)	-	(8,549)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALLIANCE BERNSTEIN FUNDS

      VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)*

BLACKROCK FUNDS

      Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION FUNDS

      Stock Index Fund, Inc. - Initial Shares (DSIF)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

      Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)*

INVESCO AIM INVESTMENTS

      V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)*

      Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*

JANUS FUNDS

      Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

      Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

      Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

LORD ABBETT FUNDS

      Series Fund - Growth and Income Portfolio - Class VC (LOVGI)*

      Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)*

MASSACHUSETTS FINANCIAL SERVICES CO.

      Investors Growth Stock Series - Service Class (MIGSC)*

      New Discovery Series - Service Class (MNDSC)*

      Value Series - Service Class (MVFSC)

MORGAN STANLEY

      Emerging Markets Debt Portfolio - Class I (MSEM)*

      U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

      NVIT Cardinal Aggressive Fund - Class II (NVCRA2)*

      NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

      NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)*

      NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

      NVIT Cardinal Moderate Fund - Class II (NVCMD2)

      NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)*

      NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

      NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

      NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

      NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)*

      NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

      NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

      NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

      NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

      NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)*

      NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)*

      NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)*

      NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)*

      NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)*

      NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)*

      NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)*

      NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)*

      NVIT Multi-Manager Small Company Fund - Class II (SCF2)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

      VPS Growth and Income Portfolio - Class A (ALVGIA)

      VPS International Value Portfolio - Class A (ALVIVA)*

      VPS Real Estate Investment Portfolio - Class A (ALVREA)

      VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      VP Income & Growth Fund - Class I (ACVIG)*

      American Century VP Inflation Protection Fund - Class II (ACVIP2)

      VP International Fund - Class I (ACVI)*

      VP International Fund - Class III (ACVI3)

      VP Mid Cap Value Fund - Class I (ACVMV1)

      VP Ultra(R) Fund - Class I (ACVU1)*

      VP Value Fund - Class I (ACVV)

      VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

      Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

      Appreciation Portfolio - Initial Shares (DCAP)

      Opportunistic Small Cap Portfolio: Initial Shares (DSC)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

      Quality Bond Fund II - Primary Shares (FQB)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

      VIP Contrafund Portfolio - Service Class (FCS)

      VIP Equity-Income Portfolio - Service Class (FEIS)

      VIP Growth Portfolio - Service Class (FGS)

      VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

      VIP Mid Cap Portfolio - Service Class (FMCS)

      Variable Insurance Products - VIP Money Market Portfolio - Service Class 2 (FMMP2)

      VIP Overseas Portfolio - Service Class (FOS)*

      VIP Overseas Portfolio - Service Class R (FOSR)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

      Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

      Franklin U.S. Government Fund - Class 2 (FTVUG2)*

      Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)*

      Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

      Templeton Foreign Securities Fund - Class 2 (TIF2)

      Templeton Foreign Securities Fund - Class 3 (TIF3)

      Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

      Templeton Growth Securities Fund - Class 2 (FTVGS2)*

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

      ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)*

      ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

      Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

      International Portfolio - S Class Shares (AMINS)

      Mid-Cap Growth Portfolio - I Class Shares (AMCG)

      Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

      Small-Cap Growth Portfolio - S Class Shares (AMFAS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

      Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

      Global Securities Fund/VA - Class 3 (OVGS3)

      Global Securities Fund/VA - Non-Service Shares (OVGS)*

      Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

      Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

      Global Strategic Income Fund/VA: Non-service Shares (OVSB)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

      All Asset Portfolio - Advisor Class (PMVAAD)*

      Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

      High Yield Portfolio - Administrative Class (PMVHYA)

      Low Duration Portfolio - Administrative Class (PMVLDA)

      Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

      Putnam VT Growth and Income Fund - Class IB (PVGIB)*

      Putnam VT International Equity Fund - Class IB (PVTIGB)*

      Putnam VT Small Cap Value Fund - Class IB (PVTSCB)

      Putnam VT Voyager Fund - Class IB (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

      Van Kampen V.I. Comstock Fund - Series I Shares (ACC1)*

      Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)

      Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)*

      Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)*

      V.I. Small Cap Equity Fund - Series I (AVSCE)

T. ROWE PRICE

      Blue Chip Growth Portfolio - II (TRBCG2)

      Equity Income Portfolio - II (TREI2)

WADDELL & REED, INC.

      Variable Insurance Portfolios - Asset Strategy (WRASP)

      Variable Insurance Portfolios - High Income (WRHIP)

      Variable Insurance Portfolios - Mid Cap Growth (WRMCG)*

WELLS FARGO FUNDS

      Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 13 Options	BOA Advisor
Variable Account Charges - Recurring	0.35%
Death Benefit Options:
One-Year Enhanced	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81th birthday less surrenders.
Maximum Variable Account Charges*	0.55%

* When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	MLVGA3	DSIF	JABS	JACAS	JAIGS	MVFSC	MSVRE
0.35%	$67,937	$389	$380	$537	$229	$682	$1,036	$1,225
0.55%	10,313	-	-	85	25	5	1,479	101
Totals	$78,250	$389	$380	$622	$254	$687	$2,515	$1,326

	NVCMD2	ALVGIA	ALVREA	ALVSVA	ACVIP2	ACVI3	ACVMV1	ACVV
0.35%	$223	$-	$381	$1	$995	$223	$4,681	$2,995
0.55%	-	356	6	-	1,344	103	483	-
	$223	$356	$387	$1	$2,339	$326	$5,164	$2,995

	ACVVS1	DVSCS	DCAP	FQB	FCS	FEIS	FGS	FIGBS
0.35%	$3	$784	$1,622	$46	$3,856	$238	$325	$2,595
0.55%	-	148	353	-	363	29	-	808
	$3	$932	$1,975	$46	$4,219	$267	$325	$3,403

	FMCS	FMMP2	FOSR	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3
0.35%	$453	$15,399	$417	$291	$3,100	$83	$435	$943
0.55%	102	635	178	61	108	-	142	192
	$555	$16,034	$595	$352	$3,208	$83	$577	$1,135

	AMTB	AMINS	AMCG	AMFAS	OVGS3	OVSC	PMVFAD	PMVHYA
0.35%	$661	$313	$1,051	$68	$118	$107	$96	$7,408
0.55%	-	127	378	42	307	-	33	356
	$661	$440	$1,429	$110	$425	$107	$129	$7,764

	PMVLDA	PMVTRA	PVTSCB	ACGI	AVSCE	TRBCG2	TREI2	WRASP
0.35%	$2,176	$4,670	$38	$3,254	$52	$1,276	$167	$466
0.55%	731	632	-	176	-	347	-	4
	$2,907	$5,302	$38	$3,430	$52	$1,623	$167	$470

	WRHIP	WFVSCG	JAIGS2	AVCDI	OVHI3
0.35%	$3	$100	$1,343	$3	$-
0.55%	28	-	-	-	46
	$31	$100	$1,343	$3	$46

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, there were no transfers between the Account and the fixed account . Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$11,067,900	$0	$0	$11,067,900

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

		Purchases of Investments	Sales of Investments
Global Allocation V.I. Fund - Class III ( MLVGA3 )		$67,551	$71,814
Stock Index Fund, Inc. - Initial Shares ( DSIF )		58,473	1,468
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares ( IVKMG1 )		1	-
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )		44,331	20,190
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )		80,875	4,045
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS )		909,181	629,845
Series Fund - Mid Cap Stock Fund: Class VC ( LOVMCV )		-	1
Investors Growth Stock Series - Service Class ( MIGSC )		-	-
Value Series - Service Class ( MVFSC )		11,576	315,779
U.S. Real Estate Portfolio - Class I ( MSVRE )		792,329	805,872
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )		86,016	222
VPS Growth and Income Portfolio - Class A ( ALVGIA )		153,356	134,001
VPS Real Estate Investment Portfolio - Class A ( ALVREA )		149,923	8,040
VPS Small/Mid Cap Value Portfolio: Class A ( ALVSVA )		37	4
American Century VP Inflation Protection Fund - Class II ( ACVIP2 )		207,692	387,497
VP International Fund - Class III ( ACVI3 )		726	13,551
VP Mid Cap Value Fund - Class I ( ACVMV1 )		153,223	1,684,087
VP Value Fund - Class I ( ACVV )		12,060	1,233,029
VP Vista(SM) Fund - Class I ( ACVVS1 )		-	5,034
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )		73,915	23,002
Appreciation Portfolio - Initial Shares ( DCAP )		252,724	133,509
Quality Bond Fund II - Primary Shares ( FQB )		543	48
VIP Contrafund Portfolio - Service Class ( FCS )		13,109	1,749,684
VIP Equity-Income Portfolio - Service Class ( FEIS )		38,811	36,935
VIP Growth Portfolio - Service Class ( FGS )		37,189	29,659
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )		190,486	239,789
VIP Mid Cap Portfolio - Service Class ( FMCS )		74,000	86,271
Variable Insurance Products - VIP Money Market Portfolio - Service Class 2 ( FMMP2 )		15,345,574	19,073,641
VIP Overseas Portfolio - Service Class R ( FOSR )		21,051	30,487
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )		27,894	22,712
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )		1,545,631	1,435,337
Templeton Foreign Securities Fund - Class 2 ( TIF2 )		716	85
Templeton Foreign Securities Fund - Class 3 ( TIF3 )		95,603	22,934
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )		252,109	128,120
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )		18,058	141,526
International Portfolio - S Class Shares ( AMINS )		7,787	16,649
Mid-Cap Growth Portfolio - I Class Shares ( AMCG )		118,484	108,370
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		-	7,971
Global Securities Fund/VA - Class 3 ( OVGS3 )		130,222	53,397
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		78,300	204
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		9,824	1,129
High Yield Portfolio - Administrative Class ( PMVHYA )		3,329,473	4,610,042
Low Duration Portfolio - Administrative Class ( PMVLDA )		66,295	1,679,609
Total Return Portfolio - Administrative Class ( PMVTRA )		615,376	1,864,551
Putnam VT Small Cap Value Fund - Class IB ( PVTSCB )		8,566	40
Van Kampen V.I. Growth and Income Fund - Series I Shares ( ACGI )		124,655	1,211,110
V.I. Small Cap Equity Fund - Series I ( AVSCE )		7,222	718
Blue Chip Growth Portfolio - II ( TRBCG2 )		156,431	156,772
Equity Income Portfolio - II ( TREI2 )		17,831	423
Variable Insurance Portfolios - Asset Strategy ( WRASP )		29,535	14,050
Variable Insurance Portfolios - High Income ( WRHIP )		60,675	44,133
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		9,598	48,896
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) ( JAIGS2 )		33,802	1,321,072
V.I. Capital Development Fund - Series I (obsolete) ( AVCDI )		-	5,246
High Income Fund/VA - Class 3 (obsolete) ( OVHI3 )		1,100	11,930

	Total	$25,519,939	$39,624,529

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.35%	6,309	$13.98	$88,217.0	1.17%	9.58%
2011	0.35%	6,601	12.76	84,230	2.09%	-3.98%
2010	0.35%	7,412	13.29	98,496	1.62%	9.38%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.35%	8,459	18.73	158,454	2.21%	15.33%
2011	0.35%	5,753	16.24	93,439	1.83%	1.52%
2010	0.35%	5,921	16.00	94,727	1.70%	14.44%
2009	0.35%	8,191	13.98	114,512	2.11%	25.89%
2008	0.35%	8,190	11.10	90,949	2.01%	-37.36%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	0.35% to 0.55%	9,084	20.31 to 19.90	184,202	2.59%	12.98% to 12.75%
2011	0.35% to 0.55%	8,637	17.98 to 17.65	155,035	2.53%	1.00% to 0.80%
2010	0.35% to 0.55%	6,793	17.80 to 17.51	120,699	3.26%	7.74% to 7.52%
2009	0.55%	813	16.29	13,243	2.77%	24.89%
2008	0.55%	813	13.04	10,603	1.72%	-16.52%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.35% to 0.55%	5,949	22.05 to 21.61	131,153	0.84%	23.42% to 23.18%
2011	0.35% to 0.55%	2,479	17.87 to 17.54	44,193	0.20%	-7.27% to -7.45%
2010	0.35% to 0.55%	3,641	19.27 to 18.96	70,071	0.15%	6.11% to 5.89%
2009	0.35% to 0.55%	11,450	18.16 to 17.90	207,175	0.01%	45.50% to 45.21%
2008	0.35% to 0.55%	9,948	12.48 to 12.33	123,792	0.01%	-44.50% to -44.62%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.35% to 0.55%	5,325	31.43 to 30.80	167,285	0.36%	12.78% to 12.56%
Series Fund - Growth and Income Portfolio - Class VC (LOVGI)
2008	0.35%	1,383	11.70	16,183	0.98%	-36.64%
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2009	0.35%	1,645	14.84	24,407	0.51%	26.17%
2008	0.35% to 0.55%	1,646	11.76 to 11.62	19,356	1.21%	-39.57% to -39.69%
Value Series - Service Class (MVFSC)
2012	0.35% to 0.55%	18,195	20.49 to 20.07	371,285	1.36%	15.48% to 15.24%
2011	0.35% to 0.55%	34,479	17.74 to 17.42	605,782	1.14%	-0.81% to -1.01%
2010	0.35% to 0.55%	35,080	17.89 to 17.60	623,502	1.51%	10.83% to 10.60%
2009	0.35% to 0.55%	73,423	16.14 to 15.91	1,179,966	1.33%	22.02% to 21.78%
2008	0.35% to 0.55%	88,887	13.23 to 13.06	1,171,208	1.10%	-32.98% to -33.11%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	0.35% to 0.55%	3,187	31.92 to 31.28	101,487	0.32%	15.43% to 15.20%
2011	0.35% to 0.55%	3,173	27.66 to 27.15	87,357	0.75%	5.55% to 5.34%
2010	0.35% to 0.55%	3,233	26.20 to 25.78	84,362	3.23%	29.51% to 29.25%
2009	0.35% to 0.55%	22,957	20.23 to 19.95	462,477	3.31%	27.91% to 27.65%
2008	0.35% to 0.55%	32,422	15.82 to 15.62	511,021	3.64%	-38.11% to -38.24%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.35%	8,421	10.27	86,449	1.41%	11.98%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2012	0.55%	1,588	18.67	29,650	2.30%	16.88%
VPS Real Estate Investment Portfolio - Class A (ALVREA)
2012	0.35% to 0.55%	6,385	33.98 to 33.30	216,827	0.88%	20.76% to 20.52%
2011	0.35%	2,359	28.14	66,406	1.94%	8.65%
2010	0.35%	29,898	25.90	774,270	0.00%	25.90%
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2012	0.35%	39	27.36	1,067	0.55%	18.33%
2011	0.35%	39	23.12	902	0.48%	-8.71%
2010	0.35%	39	25.33	988	0.04%	26.46%
2009	0.35%	39	20.03	781	1.10%	42.36%
2008	0.35%	39	14.07	549	0.73%	-35.80%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.35% to 0.55%	17,346	16.68 to 16.34	287,328	2.50%	7.01% to 6.79%
2011	0.35% to 0.55%	29,228	15.58 to 15.31	450,842	3.83%	11.35% to 11.13%
2010	0.35% to 0.55%	21,613	14.00 to 13.77	301,399	2.14%	4.75% to 4.54%
2009	0.35% to 0.55%	276,629	13.36 to 13.17	3,693,232	2.27%	9.83% to 9.61%
2008	0.35% to 0.55%	44,701	12.16 to 12.02	541,630	5.23%	-1.93% to -2.13%
VP International Fund - Class III (ACVI3)
2012	0.35% to 0.55%	9,545	9.08 to 9.00	86,541	0.83%	20.74% to 20.49%
2011	0.35% to 0.55%	11,133	7.52 to 7.47	83,597	1.71%	-12.35% to -12.52%
2010	0.35% to 0.55%	14,312	8.58 to 8.54	122,695	2.58%	12.90% to 12.67%
2009	0.35% to 0.55%	38,285	7.60 to 7.58	290,779	2.27%	33.30% to 33.03%
2008	0.35% to 0.55%	58,014	5.70	330,765	0.00%	-42.96% to -43.04%	****

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.35% to 0.55%	23,388	$17.54 to $ 17.28	$409,165	1.99%	15.92% to 15.69%
2011	0.35% to 0.55%	123,233	15.13 to 14.93	1,863,746	1.35%	-1.04% to -1.24%
2010	0.35% to 0.55%	85,752	15.29 to 15.12	1,309,605	2.27%	18.84% to 18.60%
2009	0.35% to 0.55%	57,012	12.87 to 12.75	731,606	3.13%	29.49% to 29.23%
2008	0.35% to 0.55%	59,552	9.94 to 9.87	590,643	0.02%	-24.61% to -24.76%
VP Value Fund - Class I (ACVV)
2012	0.35%	3,014	20.00	60,291	1.42%	14.17%
2011	0.35%	65,612	17.52	1,149,537	1.43%	0.66%
2010	0.35%	2,869	17.41	49,935	2.84%	13.03%
2009	0.35%	527	15.40	8,115	4.98%	19.44%
2008	0.35%	1,409	12.89	18,165	2.21%	-27.03%
VP Vista(SM) Fund - Class I (ACVVS1)
2011	0.35%	363	12.25	4,447	0.00%	-8.22%
2010	0.35%	363	13.35	4,845	0.00%	23.45%
2009	0.35%	363	10.81	3,925	0.00%	22.04%
2008	0.35%	362	8.86	3,207	0.00%	-48.80%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.35% to 0.55%	11,179	25.45 to 24.94	283,865	0.42%	15.34% to 15.10%
2011	0.35% to 0.55%	9,433	22.07 to 21.67	207,732	0.48%	0.21% to 0.01%
2010	0.35% to 0.55%	5,459	22.02 to 21.66	119,790	0.86%	25.39% to 25.14%
2009	0.35% to 0.55%	25,227	17.56 to 17.31	440,730	0.03%	24.59% to 24.34%
2008	0.35%	201	14.10	2,833	0.88%	-31.16%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.35% to 0.55%	29,776	19.02 to 18.63	565,320	3.66%	10.04% to 9.82%
2011	0.35% to 0.55%	24,438	17.28 to 16.97	421,672	3.38%	8.63% to 8.41%
2010	0.35% to 0.55%	14,106	15.91 to 15.65	223,749	2.90%	14.91% to 14.68%
2009	0.35% to 0.55%	47,989	13.84 to 13.65	661,538	2.58%	22.13% to 21.88%
2008	0.35% to 0.55%	64,436	11.33 to 11.20	727,577	1.99%	-29.80% to -29.94%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.35%	869	16.16	14,046	4.00%	9.34%
2011	0.35%	869	14.78	12,847	5.22%	1.92%
2010	0.35%	725	14.51	10,517	0.00%	8.12%
VIP Contrafund Portfolio - Service Class (FCS)
2012	0.35% to 0.55%	1,228	22.71 to 22.26	27,757	0.03%	15.90% to 15.67%
2011	0.35% to 0.55%	78,320	19.60 to 19.24	1,533,346	0.98%	-2.98% to -3.17%
2010	0.35% to 0.55%	62,831	20.20 to 19.87	1,267,520	1.08%	16.70% to 16.46%
2009	0.35% to 0.55%	65,964	17.31 to 17.06	1,141,721	1.45%	35.19% to 34.92%
2008	0.35% to 0.55%	33,484	12.80 to 12.65	428,672	4.04%	-42.81% to -42.93%
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	0.35% to 0.55%	4,439	18.75 to 18.37	83,100	3.25%	16.78% to 16.54%
2011	0.35% to 0.55%	4,817	16.05 to 15.76	77,240	2.97%	0.51% to 0.31%
2010	0.35% to 0.55%	2,743	15.97 to 15.71	43,733	1.91%	14.69% to 14.46%
2009	0.35% to 0.55%	1,055	13.93 to 13.73	14,632	2.39%	29.58% to 29.32%
2008	0.35% to 0.55%	2,112	10.75 to 10.62	22,660	1.73%	-42.90% to -43.02%
VIP Growth Portfolio - Service Class (FGS)
2012	0.35%	5,365	17.85	95,741	0.51%	14.14%
2011	0.35%	4,882	15.63	76,326	0.34%	-0.21%
2010	0.35%	2,134	15.67	33,433	0.17%	23.62%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.35%	46,802	16.34	764,953	1.97%	5.40%
2011	0.35% to 0.55%	51,906	15.51 to 15.23	802,872	4.32%	6.83% to 6.62%
2010	0.35%	29,138	14.52	422,949	3.75%	7.30%
2009	0.35%	17,108	13.53	231,430	2.17%	15.27%
2008	0.35%	5,139	11.74	60,310	4.14%	-3.68%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.35%	9,031	17.15	154,876	0.52%	14.35%
2011	0.35% to 0.55%	10,855	15.00 to 14.80	162,281	0.17%	-11.03% to -11.21%
2010	0.35%	20,324	16.86	342,593	0.06%	28.25%
2009	0.35%	4,257	13.14	55,938	0.62%	39.52%
2008	0.35%	4,136	9.42	38,961	0.23%	-39.72%
Variable Insurance Products - VIP Money Market Portfolio - Service Class 2 (FMMP2)
2012	0.35% to 0.55%	57,032	11.46 to 11.23	653,076	0.01%	-0.34% to -0.54%
2011	0.35% to 0.55%	381,088	11.50 to 11.29	4,381,141	0.01%	-0.34% to -0.54%
2010	0.35% to 0.55%	215,676	11.54 to 11.35	2,487,350	0.01%	-0.28% to -0.48%
2009	0.35% to 0.55%	35,590	11.57 to 11.41	411,717	0.73%	0.12% to -0.08%
2008	0.35% to 0.55%	150,801	11.56 to 11.42	1,742,912	2.64%	2.41% to 2.21%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.35% to 0.55%	12,525	$13.47 to $13.26	$168,302	2.04%	20.25% to 20.00%
2011	0.35% to 0.55%	13,552	11.20 to 11.05	151,322	1.09%	-17.59% to -17.76%
2010	0.35% to 0.55%	17,745	13.59 to 13.44	240,563	0.72%	12.61% to 12.39%
2009	0.35% to 0.55%	32,141	12.07 to 11.96	387,043	1.82%	26.05% to 25.80%
2008	0.35% to 0.55%	49,207	9.58 to 9.51	470,287	1.92%	-44.07% to -44.19%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2012	0.35% to 0.55%	4,168	26.02 to 25.49	108,335	0.80%	17.97% to 17.74%
2011	0.35% to 0.55%	3,993	22.05 to 21.65	87,858	0.75%	-4.10% to -4.29%
2010	0.35% to 0.55%	2,933	23.00 to 22.62	67,168	0.94%	27.77% to 27.52%
2009	0.35% to 0.55%	9,695	18.00 to 17.74	174,222	2.20%	28.71% to 28.45%
2008	0.35%	2,768	13.98	38,705	1.30%	-33.25%
Franklin U.S. Government Fund - Class 2 (FTVUG2)
2010	0.35% to 0.55%	7,313	13.74 to 13.52	99,253	0.00%	4.91% to 4.70%
Templeton Developing Markets Securities Fund -Class 2 (FTVDM2)
2008	0.35%	246	19.05	4,687	2.76%	-52.87%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.35% to 0.55%	5,132	18.80 to 18.51	96,197	2.49%	12.76% to 12.53%
2011	0.35% to 0.55%	5,229	16.67 to 16.45	86,949	1.16%	-16.15% to -16.32%
2010	0.35% to 0.55%	88,191	19.88 to 19.65	1,752,960	1.64%	17.10% to 16.87%
2009	0.35% to 0.55%	117,076	16.98 to 16.82	1,986,659	1.42%	72.03% to 71.68%
2008	0.35% to 0.55%	30,187	9.87 to 9.80	297,266	2.80%	-52.84% to -52.93%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2012	0.35%	1,201	22.08	26,513	2.98%	17.82%
2011	0.35%	1,201	18.74	22,504	1.70%	-10.95%
2010	0.35%	1,201	21.04	25,270	1.89%	8.03%	****
2009	0.35%	1,201	19.48	23,392	3.20%	36.56%
2008	0.35%	1,201	14.26	17,129	2.36%	-40.59%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.35% to 0.55%	15,648	14.44 to 14.22	225,496	2.58%	17.89% to 17.65%
2011	0.35% to 0.55%	10,594	12.25 to 12.08	129,440	0.82%	-10.99% to -11.17%
2010	0.35% to 0.55%	11,042	13.76 to 13.60	151,597	1.93%	8.03% to 7.81%
2009	0.35% to 0.55%	22,353	12.73 to 12.62	283,869	3.80%	36.72% to 36.44%
2008	0.35% to 0.55%	33,624	9.31 to 9.25	312,548	2.50%	-40.60% to -40.72%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.35% to 0.55%	19,292	19.83 to 19.52	381,961	6.19%	14.66% to 14.43%
2011	0.35%	13,526	17.29	233,901	2.24%	-1.18%
2010	0.35%	73,636	17.50	1,288,522	0.09%	13.98%
2009	0.35%	105,741	15.35	1,623,384	15.58%	18.27%
2008	0.35%	1,034	12.98	13,422	3.42%	5.83%
Templeton Growth Securities Fund - Class 2 (FTVGS2)
2008	0.35%	782	11.84	9,260	1.85%	-42.53%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2009	0.35%	5,503	8.59	47,246	0.00%	42.27%
2008	0.35%	5,315	6.03	32,073	0.00%	-40.92%
Advisers Management Trust -Short Duration Bond Portfolio -I Class Shares (AMTB)
2012	0.35%	8,409	12.05	101,359	2.94%	4.24%
2011	0.35%	19,128	11.56	221,187	3.79%	-0.06%
2010	0.35%	16,979	11.57	196,458	0.00%	4.92%
International Portfolio - S Class Shares (AMINS)
2012	0.35% to 0.55%	8,860	13.31 to 13.11	117,609	0.85%	18.06% to 17.83%
2011	0.35% to 0.55%	9,628	11.27 to 11.12	108,180	5.56%	-12.64% to -12.81%
2010	0.35% to 0.55%	12,350	12.90 to 12.76	158,914	7.04%	21.59% to 21.34%
2009	0.35% to 0.55%	41,049	10.61 to 10.51	434,339	3.27%	34.04% to 33.77%
2008	0.35% to 0.55%	57,596	7.92 to 7.86	454,975	0.00%	-46.62% to -46.73%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2012	0.35% to 0.55%	15,399	24.48 to 23.99	375,794	0.00%	12.02% to 11.79%
2011	0.35% to 0.55%	14,914	21.85 to 21.46	325,158	0.00%	0.12% to -0.08%
2010	0.35% to 0.55%	9,213	21.83 to 21.47	200,290	0.00%	28.64% to 28.39%
2009	0.35% to 0.55%	13,627	16.97 to 16.72	230,196	0.00%	31.14% to 30.87%
2008	0.35% to 0.55%	17,972	12.94 to 12.78	231,694	0.00%	-43.57% to -43.68%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.35% to 0.55%	1,515	14.52 to 14.23	21,912	0.00%	8.44% to 8.22%
2011	0.35% to 0.55%	2,068	13.39 to 13.15	27,552	0.00%	-1.41% to -1.60%
2010	0.35% to 0.55%	2,568	13.58 to 13.36	34,677	0.00%	19.19% to 18.95%
2009	0.35% to 0.55%	7,628	11.39 to 11.23	86,731	0.00%	22.32% to 22.08%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.35% to 0.55%	8,538	$15.83 to $ 15.59	$134,922	1.49%	20.80% to 20.56%
2011	0.55%	3,028	12.93	39,153	0.00%	-8.77%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.35%	3,694	25.18	93,011	0.22%	17.57%
2011	0.35%	480	21.42	10,279	0.67%	-2.55%
2010	0.35%	705	21.98	15,494	0.82%	22.97%
2009	0.35%	1,022	17.87	18,264	2.18%	36.72%
2008	0.35% to 0.55%	61,042	13.07 to 12.91	795,139	0.52%	-38.05% to -38.17%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.35% to 0.55%	2,574	13.51 to 13.41	34,724	5.17%	4.86% to 4.65%
2011	0.35%	2,085	12.88	26,860	1.93%	8.04%
2010	0.35%	5,900	11.92	70,353	1.35%	8.99%
2009	0.35%	2,085	10.94	22,811	0.56%	9.41%
High Yield Portfolio - Administrative Class (PMVHYA)
2012	0.35% to 0.55%	60,152	23.88 to 23.40	1,435,732	5.50%	13.92% to 13.69%
2011	0.35% to 0.55%	120,500	20.96 to 20.58	2,524,736	6.53%	2.98% to 2.77%
2010	0.35% to 0.55%	125,293	20.36 to 20.02	2,549,297	7.20%	14.10% to 13.87%
2009	0.35% to 0.55%	25,134	17.84 to 17.59	446,662	8.70%	39.71% to 39.43%
2008	0.35% to 0.55%	34,600	12.77 to 12.61	440,085	7.77%	-23.79% to -23.95%
Low Duration Portfolio - Administrative Class (PMVLDA)
2012	0.35% to 0.55%	30,071	14.58 to 14.29	437,142	1.86%	5.49% to 5.27%
2011	0.35% to 0.55%	145,765	13.83 to 13.57	2,011,898	1.65%	0.76% to 0.55%
2010	0.35% to 0.55%	263,759	13.72 to 13.50	3,615,083	1.60%	4.92% to 4.71%
2009	0.35% to 0.55%	344,561	13.08 to 12.89	4,500,451	3.17%	12.92% to 12.69%
2008	0.35% to 0.55%	135,038	11.58 to 11.44	1,557,799	3.93%	-0.80% to -1.00%
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.35% to 0.55%	70,192	18.55 to 18.17	1,298,539	2.53%	9.22% to 9.00%
2011	0.35% to 0.55%	146,522	16.98 to 16.67	2,486,201	2.62%	3.24% to 3.04%
2010	0.35% to 0.55%	166,630	16.45 to 16.18	2,736,438	2.42%	7.73% to 7.52%
2009	0.35% to 0.55%	221,487	15.27 to 15.05	3,373,724	5.14%	13.63% to 13.40%
2008	0.35% to 0.55%	211,839	13.44 to 13.27	2,837,620	4.54%	4.38% to 4.17%
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
2012	0.35%	626	21.54	13,484	0.52%	17.08%
2011	0.35%	202	18.40	3,716	0.48%	-5.06%
2010	0.35%	202	19.38	3,914	0.30%	25.54%
2009	0.35%	202	15.44	3,118	1.70%	31.07%
2008	0.35%	202	11.78	2,379	1.46%	-39.57%
Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)
2012	0.35% to 0.55%	15,213	20.34 to 19.93	308,883	0.33%	14.23% to 14.00%
2011	0.35% to 0.55%	70,397	17.81 to 17.48	1,252,806	0.48%	-2.35% to -2.55%
2010	0.35% to 0.55%	12,660	18.23 to 17.94	230,082	0.13%	12.12% to 11.89%
2009	0.35% to 0.55%	36,252	16.26 to 16.03	587,111	4.27%	23.93% to 23.68%
2008	0.35% to 0.55%	36,764	13.12 to 12.96	480,728	2.17%	-32.27% to -32.41%
V.I. Small Cap Equity Fund - Series I (AVSCE)
2012	0.35%	1,579	11.85	18,705	0.00%	13.49%
2011	0.35%	942	10.44	9,832	0.00%	-1.07%
Blue Chip Growth Portfolio - II (TRBCG2)
2012	0.35% to 0.55%	27,487	15.27 to 15.04	418,857	0.00%	17.49% to 17.26%
2011	0.35% to 0.55%	27,262	13.00 to 12.82	353,757	0.00%	1.01% to 0.81%
2010	0.35% to 0.55%	13,493	12.87 to 12.72	173,106	0.00%	15.59% to 15.36%
2009	0.35% to 0.55%	71,519	11.13 to 11.03	793,798	0.00%	41.30% to 41.01%
2008	0.35% to 0.55%	143,629	7.88 to 7.82	1,129,047	0.06%	-42.85% to -42.97%
Equity Income Portfolio - II (TREI2)
2012	0.35%	4,185	13.42	56,155	2.04%	16.51%
2011	0.35%	2,849	11.52	32,811	1.72%	-1.37%
2010	0.35%	776	11.68	9,060	1.67%	14.34%
2009	0.35%	776	10.21	7,924	1.75%	24.81%
2008	0.35%	777	8.18	6,357	1.41%	-36.49%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.35% to 0.55%	10,256	14.20 to 14.09	145,583	1.19%	18.76% to 18.52%
2011	0.35%	9,237	11.95	110,422	1.34%	-7.53%
2010	0.35%	120,072	12.93	1,552,266	0.02%	8.29%
2009	0.35%	137,565	11.94	1,642,197	0.00%	19.38%
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.35% to 0.55%	1,643	10.88 to 10.87	17,868	0.00%	8.84% to 8.70%	****
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.35%	659	12.54	8,262	0.00%	7.49%
2011	0.35%	3,916	11.66	45,673	0.00%	-4.93%
2010	0.35%	1,595	12.27	19,567	0.00%	26.33%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.35%	61,077	$18.15	$1,108,285	0.38%	-32.57%
2010	0.35% to 0.55%	65,170	26.91 to 26.61	1,752,733	0.53%	24.59% to 24.34%
2009	0.35%	74,916	21.60	1,618,102	0.42%	78.45%
2008	0.35%	42,679	12.10	516,590	0.85%	-52.38%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.35%	260	18.17	4,725	0.00%	-7.48%
2010	0.35%	260	19.65	5,108	0.00%	18.36%
2009	0.35%	260	16.60	4,315	0.00%	41.87%
2008	0.35% to 0.55%	262	11.70 to 11.56	3,065	0.00%	-47.21% to -47.32%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.55%	3,738	2.83	10,597	0.00%	-2.42%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2008	0.35%	1,634	3.27	5,338	7.21%	-78.75%
2012	Contract owners equity:			$11,067,480
2011	Contract owners equity:			$23,790,772
2010	Contract owners equity:			$25,555,401
2009	Contract owners equity:			$27,983,482
2008	Contract owners equity:			$16,108,189

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.